Summary of Significant Accounting Policies - Summary of Liabilities Measured at Fair Value on a Recurring Basis on the Company's Consolidated Balance Sheets (Detail) - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Contingent consideration obligations		$ 0	$ 0
Fair value of financial instruments		0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Contingent consideration obligations		0	0
Fair value of financial instruments		0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Contingent consideration obligations	2,700	2,700	0
Fair value of financial instruments	$ 2,700	$ 2,700	$ 0